Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.00%
Innovator Equity Defined Protection ETF® - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Innovator Equity Defined Protection ETF® - 1 Yr December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $730.26 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.40%)